24. POST-EMPLOYMENT OBLIGATIONS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cost of current service	R$ 26	R$ 17	R$ 15
Interest on the actuarial obligation	1,147	1,214	1,161
Expected return on the assets of the Plan	(682)	(767)	(771)
Expense according to actuarial calculation	491	464	405
Pension plans and retirement supplement plans [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	1	1	4
Interest on the actuarial obligation	887	963	959
Expected return on the assets of the Plan	(682)	(767)	(771)
Expense according to actuarial calculation	206	197	192
Health plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	21	14	10
Interest on the actuarial obligation	215	208	172
Expected return on the assets of the Plan
Expense according to actuarial calculation	236	222	182
Dental plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	1
Interest on the actuarial obligation	4	5	4
Expected return on the assets of the Plan
Expense according to actuarial calculation	5	5	4
Life insurance [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	3	2	1
Interest on the actuarial obligation	41	38	26
Expected return on the assets of the Plan
Expense according to actuarial calculation	R$ 44	R$ 40	R$ 27